Investments Held at Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Investments held at fair value [Abstract]
Schedule of Investments Held at Fair Value	Activities related to such investments during the periods are shown below:

Investments held at fair value	$
Balance as of December 31, 2023 and January 1, 2024	317,841
Sale of Karuna shares	(292,672)
Gain realised on sale of investments	151
Gain – change in fair value through profit and loss	3,882
Balance as of June 30, 2024 before allocation of equity method loss to long-term interest ("LTI")	29,202
Equity method loss recorded against LTI	(172)
Balance as of June 30, 2024 after allocation of equity method loss to LTI	29,030